GLOBAL X FUNDS
(THE "TRUST")

Global X Emerging Markets ETF (EMM)(the "Fund")

SUPPLEMENT DATED AUGUST 28, 2023
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS DATED AUGUST 28, 2023 FOR THE ABOVE SERIES OF THE TRUST, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus, as applicable.

From the date of this supplement until on or about October 1, 2023, the following disclosures are in effect and shall supersede the corresponding disclosures in the Fund’s Summary Prospectus and Statutory Prospectus.

1. Until on or about October 1, 2023, the following disclosure replaces and supersedes the section titled "FUND MANAGEMENT - Portfolio Managers" in the Fund's Summary Prospectus and Statutory Prospectus:

Portfolio Managers: The Fund is managed by the Adviser and the Sub-Adviser’s Portfolio Management teams. The professionals primarily responsible for the management of the Fund are William Malcolm Dorson, Portfolio Manager of the Adviser, Rahul Chadha, Co-Chief Investment Officer of the Sub-Adviser, and Phil Lee, Portfolio Manager of the Sub-Adviser. Messrs. Dorson, Chadha and Lee have been managing the Fund since 2023.

2. Until on or about October 1, 2023, the following disclosure replaces and supersedes the first paragraph of the section titled "FUND MANAGEMENT - Portfolio Management - Global X Emerging Markets ETF" in the Fund's Statutory Prospectus:

The Portfolio Managers who are currently responsible for the day-to-day management of the Fund’s portfolio are William Malcolm Dorson, Rahul Chadha and Phil Lee. Messrs. Dorson, Chadha and Lee have been portfolio managers of the Fund since 2023.

3. Until on or about October 1, 2023, the following disclosure replaces and supersedes the third paragraph of the section titled "FUND MANAGEMENT - Portfolio Management - Global X Emerging Markets ETF" in the Fund's Statutory Prospectus:

Rahul Chadha

Mr. Chadha is a Co-Chief Investment Officer of the Sub-Adviser. Prior to joining the Sub-Adviser as a Senior Portfolio Manager in 2006, Mr. Chadha was with Aviva Life Insurance from 2003 to 2005 as a senior research analyst on their India team and with Standard Chartered Mutual Funds from 2005 to 2006 as a senior equity analyst responsible for sector coverage in India. He holds a Master of Finance and Control degree and a Bachelor of Business Studies degree from the University of Delhi.

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GLOBAL X FUNDS
(THE "TRUST")

Global X Emerging Markets ETF (EMM)(the "Fund")

SUPPLEMENT DATED AUGUST 28, 2023
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED AUGUST 28, 2023 FOR THE ABOVE SERIES OF THE TRUST, AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

From the date of this supplement until on or about October 1, 2023, the following disclosures are in effect and shall supersede the corresponding disclosures in the Fund’s SAI.

1. Until on or about October 1, 2023, the following disclosure replaces and supersedes the second paragraph of the section titled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS - Global X Emerging Markets ETF” in the Fund's SAI:

Rahul Chadha

Mr. Chadha is a Co-Chief Investment Officer of the Sub-Adviser. Prior to joining the Sub-Adviser as a Senior Portfolio Manager in 2006, Mr. Chadha was with Aviva Life Insurance from 2003 to 2005 as a senior research analyst on their India team and with Standard Chartered Mutual Funds from 2005 to 2006 as a senior equity analyst responsible for sector coverage in India. He holds a Master of Finance and Control degree and a Bachelor of Business Studies degree from the University of Delhi.

2. Until on or about October 1, 2023, the following row replaces and supersedes the row referencing Joohee An in the table included in the section titled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS - Other Accounts Managed by Portfolio Managers” in the Fund's SAI:

Number of Other Accounts Managed and Assets by Account Type1

	Registered Investment Companies[2]		Other Pooled Investment Vehicles		Other Accounts
Names of Portfolio Managers	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Emerging Markets Fund
Rahul Chadha	1	$38.9 million	11	$670.4 million	1	$263.3 million
1 None of the portfolio managers managed any accounts or assets that charge performance-based fees as of April 30, 2023.
2 If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

3. Until on or about October 1, 2023, the following row replaces and supersedes the row referencing Joohee Ann in the table included in the section titled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS - Disclosure of Securities Ownership” in the Fund's SAI:

Listed below for each Portfolio Manager is a dollar range of securities beneficially owned in each Fund as of the date of this SAI:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Rahul Chadha	Global X Emerging Markets ETF	None

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